Changes in Carrying Amount of Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Dragon Joyce Group CNY	Dec. 31, 2011 Dragon Joyce Group CNY	Dec. 31, 2012 Dragon Joyce Group USD ($)	Dec. 31, 2012 3GUU Group CNY	Dec. 31, 2011 3GUU Group CNY	Dec. 31, 2012 3GUU Group USD ($)	Dec. 31, 2012 OWX Group CNY	Dec. 31, 2011 OWX Group CNY	Dec. 31, 2012 OWX Group USD ($)	Dec. 31, 2012 Total CNY	Dec. 31, 2011 Total CNY	Dec. 31, 2012 Total USD ($)
Goodwill [Line Items]
Beginning Balance		598,358	247,373	247,373	$ 39,706	267,824	267,824	$ 42,989	83,161	83,161	$ 7,968	598,358	598,358	$ 90,663
Goodwill acquired during the year
Impairment	(5,380)	(33,517)							(33,517)			(33,517)
Ending Balance	$ 90,663	564,841	247,373	247,373	$ 39,706	267,824	267,824	$ 42,989	49,644	83,161	$ 7,968	564,841	598,358	$ 90,663